Segment Information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segment Information
5.	SEGMENT INFORMATION
The different segments in which the Group is organized take into consideration the different activities from which the Group obtains income and incurs expenses. The aforementioned organizational structure is based on the way in which the highest decision-making authority analyzes the main financial and operating magnitudes for making decisions about resource allocation and performance assessment also considering the Group’s business strategy.

•	Upstream
The Upstream segment carries out all activities relating to the exploration, development and production of oil and natural gas.
Revenue is generated from (i) the sale of produced crude oil to the Downstream segment and, marginally, from its sale to third parties; (ii) the sale of produced gas to the Gas and Power segment.

•	Gas and Power
The Gas and Power segment generates its revenue from the development of activities relating to: (i) the natural gas transport and commercialization to third parties and the Downstream segment, (ii) the commercial and technical operation of LNG regasification terminals in Bahía Blanca (until October 31, 2018) and Escobar, by hiring regasification vessels, and (iii) the natural gas distribution.
Additionally, for the 3 months period as of March 31, 2018, it included revenues derived from the generation of conventional and renewable electricity corresponding to YPF EE. See Note 3.
In addition to the proceeds derived from the sale of natural gas to third parties and the intersegment, which is then recognized as a purchase to the Upstream segment, and including Stimulus Plan for Natural Gas production in force (see Note 34.g), Gas and Power segment accrues a fee in its favor with the Upstream segment to carry out such commercialization.

•	Downstream
The Downstream segment develops activities relating to: (i) crude oil refining and petrochemical production, (ii) commercialization of refined and petrochemical products obtained from such processes, (iii) logistics related to the transportation of crude oil and gas to refineries and the transportation and distribution of refined and petrochemical products to be marketed in the different sales channels.
It obtains its income from the marketing mentioned in item (ii) above, which is developed through the Retail, Industry, Aviation, Agro, LPG, Chemicals and Lubricants and Specialties businesses.
It incurs in all expenses relating to the aforementioned activities, including the purchase of crude oil from the Upstream segment and third parties and the natural gas to be consumed in the refinery and petrochemical industrial complexes from the Gas and Power segment.

•	Central Administration and Others
It covers other activities, not falling into the aforementioned categories or constitues other reporting business segments, mainly including corporate administrative expenses and assets and construction activities.
Sales between business segments were made at internal transfer prices established by the Group, which generally seek to approximate market prices.
Operating profit and assets for each segment have been determined after consolidation adjustments.

	Upstream	Gas and Power	Downstream	Central Administration and Others	Consolidation Adjustments (1)	Total
For the year ended December 31, 2020
Revenues from sales	2,419	122,254	536,714	14,108	(6,309)	669,186
Revenues from intersegment sales	289,421	8,060	3,349	28,787	(329,617)	—

Revenues	291,840	130,314	540,063	42,895	(335,926)	669,186

Operating profit / (loss)	(25,878)	(18,994)	4,839	(22,305)	3,941	(58,397)
Income from equity interests in associates and joint ventures	—	9,199	4,071	—	—	13,270
Depreciation of property, plant and equipment	128,132 (3)	1,858	34,295	7,167	—	171,452
(Recovery) / Impairment of property, plant and equipment and intangible assets, net (2)	(7,475)	527	—	97	—	(6,851)
Acquisition of property, plant and equipment	63,071	4,905	23,420	4,882	—	96,278
Assets	914,257	209,225	646,589	152,816	338	1,923,225

For the year ended December 31, 2019
Revenues from sales	2,046	131,055	531,724	19,743	(5,973)	678,595
Revenues from intersegment sales	286,585	8,697	3,447	27,502	(326,231)	—

Revenues	288,631	139,752	535,171	47,245	(332,204)	678,595

Operating profit / (loss)	(49,194)	2,944 (4)	40,653	(15,866)	451	(21,012)
Income from equity interests in associates and joint ventures	—	5,339	2,629	—	—	7,968
Depreciation of property, plant and equipment	119,821 (3)	1,378	20,805	3,890	—	145,894
Impairment of property, plant and equipment (2)	40,561	868	—	—	—	41,429
Acquisition of property, plant and equipment	(136,589)	(6,170)	(22,455)	(7,630)	—	(172,844)
Assets	742,850	199,357	508,026	129,331	(6,275)	1,573,289

For the year ended December 31, 2018
Revenues from sales	3,108	91,176	338,042	8,363	(4,869)	435,820
Revenues from intersegment sales	207,480	7,862	1,688	13,186	(230,216)	—

Revenues	210,588	99,038	339,730	21,549	(235,085)	435,820

Operating profit / (loss)	22,483	16,786	7,818	(6,055)	2,748	43,780
Income from equity interests in associates and joint ventures	—	4,435	404	—	—	4,839
Depreciation of property, plant and equipment	72,052 (3)	928	12,285	2,304	—	87,569
(Recovery) of property, plant and equipment (2)	(2,900)	—	—	—	—	(2,900)
Acquisition of property, plant and equipment	63,171	1,968	15,632	2,877	—	83,648
Assets	480,263	129,885	307,312	82,762	(6,206)	994,016

(1)	Corresponds to the elimination among segments of the YPF Group.
(2)	See Notes 2.c., 7 and 8.
(3)	Includes depreciation of charges for impairment of property, plant and equipment.
(4)	Includes the result for revaluation of the interest in YPF EE. See Note 3.

The distribution of revenues by geographic area, according to the markets for which they are intended, for the years ended on December 31, 2020, 2019 and 2018, and property, plant and equipment by geographic area as of December 31, 2020, 2019 and 2018 are as follows:

	Revenues			Property, plant and equipment
	2020	2019	2018	2020	2019	2018
Argentina	585,652	589,653	390,892	1,379,191	1,068,832	698,222
Mercosur and associated countries	26,834	36,154	20,056	336	179	865
Rest of the world	23,620	35,836	15,711	—	—	—
Europe	33,080	16,952	9,161	—	—	—

	669,186	678,595	435,820	1,379,527	1,069,011	699,087

Intangible assets are geographically located in Argentina.
As of December 31, 2020, no foreign client represents 10% or more of the Group’s revenue from its ordinary activities.